Summary of Significant Accounting Policies (Details)	6 Months Ended					12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 JPY (¥)	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 MYR (RM)	Sep. 30, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Accounts receivable	$ 3,038,819					$ 3,219,772
Other receivables	743,508					904,598
Consumption receivable	152,169					436,145
Lease concessions	253,206
Lease concessions received					$ 49,368
Inventory write down	(10,713)
Other non-current liabilities	824,105					1,004,838
Initial franchise fees	$ 20,000	¥ 30,000,000
Gross sales	5.00%	5.00%	5.00%	5.00%
Directly-operated expenses		¥ 100	$ 1
Deferred revenue	$ 85,989					146,024
Deferred revenue recognized	56,811				59,000
Unredeemed membership points	$ 85,989
Tax benefit percentage	50.00%	50.00%	50.00%	50.00%
Shipping and handling expenses	$ 665,727				3,514,186
Cash deposit				RM 250,000			$ 500,000
Total purchases in percentage	20.30%	20.30%	20.30%	20.30%
Account receivable Percentage	18.30%
Doubtful [Member]
Summary of Significant Accounting Policies [Line Items]
Advertising expenses	$ 254,524
Minimum [Member] | Equity Investment [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest voting percentage	20.00%
Maximum [Member] | Equity Investment [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest voting percentage	50.00%
Suppliers One [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases in percentage	23.80%	23.80%	23.80%	23.80%	21.10%
Suppliers Two [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases in percentage	21.20%	21.20%	21.20%	21.20%	13.10%
Suppliers Three [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases in percentage	16.10%	16.10%	16.10%	16.10%	12.70%
Suppliers four [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases in percentage	12.80%	12.80%	12.80%	12.80%	12.00%
Merchandise Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Inventory write down	$ 125,853					152,759
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Directly-operated expenses			$ 1
Tax benefit percentage	16.50%	16.50%	16.50%	16.50%	16.50%
Cash deposit	$ 370,930					590,116
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit	1,817,832					1,001,582
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit	503,455
China [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit	17,605					69,537
Malaysia [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit	$ 19,070					27,137
Deposit Insurance System [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit						53,000
Hong Kong Deposit Protection Board [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit						$ 64,000
Customer Three [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases in percentage					12.70%
Account receivable Percentage						15.70%
Customer Two [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases in percentage					12.30%
Account receivable Percentage						15.20%
CustomerThreeMember
Summary of Significant Accounting Policies [Line Items]
Total purchases in percentage					11.30%
Account receivable Percentage						14.80%
Third-Party Platform Operators [Member]
Summary of Significant Accounting Policies [Line Items]
Account receivable Percentage	20.80%
Customer Four [Member]
Summary of Significant Accounting Policies [Line Items]
Account receivable Percentage						13.00%
Japan [Member]
Summary of Significant Accounting Policies [Line Items]
Directly-operated expenses | ¥		¥ 1